UMB FUND SERVICES

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

May 30, 2012

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Gottex Multi-Asset Endowment Fund - I

Ladies and Gentlemen:

On behalf of Gottex Multi-Asset Endowment Fund - I (the “Fund”), enclosed herewith for filing is the Fund’s issuer tender offer statement on Schedule TO. This filing is substantially similar to last months issuer tender offer statement on Schedule TO which was filed April 30, 2012. Questions regarding this filing may be directed to the undersigned at the number provided above.

Sincerely,

/s/ Benjamin D. Schmidt

Benjamin D. Schmidt

Assistant Vice President, Fund Administration

Encl.